                        AMERICAN INDEPENDENCE FUNDS TRUST

                                  NESTEGG FUNDS

                        SUPPLEMENT DATED DECEMBER 4, 2001
                        TO PROSPECTUS DATED JUNE 30, 2001

     At a meeting held on November 14, 2001, Shareholders of the NestEgg Funds approved certain changes to the investment objectives and policies of the Funds. The changes to the investment objectives and policies of each Fund compared to the changes to the Investment objectives and policies of the Master Portfolios in which each Fund invests substantially all of its assets. Such changes were approved by the Shareholders of the Master Portfolio on November 16, 2001. The changes, which become effective today, are summarized as follows:

CHANGE IN THE ASSET ALLOCATION MODEL OF THE PORTFOLIOS

The "normal" equity asset allocation percentage for the Portfolios has increased from 20% to approximately 35% for each Portfolio that has reached its time horizon. This change represents a material increase in the equity exposure to, and risk characteristics of, these Portfolios.

CONVERSION OF THE INVESTMENT OBJECTIVES FROM FUNDAMENTAL TO NON-FUNDAMENTAL

Each Fund's / Portfolio's investment objective has been converted from fundamental to non-fundamental, meaning that they are subject to future changes without prior shareholder approval. In addition, the investment objective for the NestEgg Capital Preservation Fund is now as follows:

The NestEgg Capital Preservation Fund is managed for investors seeking income and moderate long-term growth of capital.

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                  (THE "TRUST")

                        SUPPLEMENT DATED DECEMBER 4, 2001
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001

The following information supplements the information contained under the sections set forth below in the Statement of Additional Information (SAI). At a meeting held on November 14, 2001, Shareholders of the Funds elected Trustees of the Trust. Information regarding the Trustees of the Trust is summarized as follows:

ELECTION OF AMERICAN INDEPENDENCE FUNDS' TRUSTEES

Each of the Trustees, except for Mr. G.L. Best who resigned as Trustee effective September 24, 2001, were re-elected to serve as Trustees for the Trust. Rodney
D. Pitts, Troy Jordan, and Peter L. Ochs were elected as new Trustees for the Trust; their information is added to the Management section located on page 32 of the SAI as follows:

--------------------------------------------- ----------------- -------------------------------------------------
                                                                              PRINCIPAL OCCUPATION
           NAME, ADDRESS AND AGE                  POSITION                   DURING PAST FIVE YEARS
--------------------------------------------- ----------------- -------------------------------------------------
Rodney D. Pitts, Age : 41                         Trustee*      Senior Vice President of INTRUST Bank N.A.;
105 North Main Street                                           formerly, Vice President of Nationsbank, N.A.
Wichita, KS 67202
--------------------------------------------- ----------------- -------------------------------------------------
Troy Jordan, Age : 39                             Trustee*      Senior Vice President of INTRUST Bank N.A.
105 North Main Street
Wichita, KS 67202
--------------------------------------------- ----------------- -------------------------------------------------
Peter L. Ochs, Age : 49                           Trustee       Manager of Ochs & Associates, Inc.
319 S. Oak St.
Wichita, KS 67213

--------------------------------------------- ----------------- -------------------------------------------------

-----------------------
* An "interested person" of the Company as defined in the 1940 Act.

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                  (THE "TRUST")

                                  NESTEGG FUNDS

                        SUPPLEMENT DATED DECEMBER 4, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2001

The following information supplements the information contained under the sections set forth below in the Statement of Additional Information (SAI). At a meeting held on November 14, 2001, Shareholders of the NestEgg Funds elected Trustees of the Trust and of the Master Portfolio in which each Fund invests substantially all of its assets, and approved certain changes to the investment restrictions of the Funds. The changes to the investment restriction of the Fund correspond to the changes to the investment restriction of the Master Portfolio. Such changes were approved by the Shareholders of the Master Portfolio on November 16, 2001. Information regarding the Trustees of all NestEgg Funds and the Master Portfolio, and the changes to the investment restrictions, which become effective today, are summarized as follows:

ELECTION OF AMERICAN INDEPENDENCE FUNDS' TRUSTEES

Each of the Trustees, except for Mr. G.L. Best who resigned as Trustee effective September 24, 2001, were re-elected to serve as Trustees for the Trust. Rodney
D. Pitts, Troy Jordan, and Peter L. Ochs were elected as new Trustees for the Trust; their information is added to the Management section located on page 18 of the SAI as follows:


--------------------------------------------- ----------------- -------------------------------------------------
                                                                              PRINCIPAL OCCUPATION
           NAME, ADDRESS AND AGE                  POSITION                   DURING PAST FIVE YEARS
--------------------------------------------- ----------------- -------------------------------------------------
Rodney D. Pitts, Age : 41                         Trustee*      Senior Vice President of INTRUST Bank N.A.;
105 North Main Street                                           formerly, Vice President of Nationsbank, N.A.
Wichita, KS 67202
--------------------------------------------- ----------------- -------------------------------------------------
Troy Jordan, Age : 39                             Trustee*      Senior Vice President of INTRUST Bank N.A.
105 North Main Street
Wichita, KS 67202
--------------------------------------------- ----------------- -------------------------------------------------
Peter L. Ochs, Age : 49                           Trustee       Manager of Ochs & Associates, Inc.
319 S. Oak St.
Wichita, KS 67213

--------------------------------------------- ----------------- -------------------------------------------------


-----------------------
* An "interested person" of the Company as defined in the 1940 Act.

ELECTION OF PORTFOLIO TRUSTEES

Jack S. Euphrat, R. Greg Feltus, W. Rodney Hughes, and Leo Soong each were re-elected to serve as Trustees for the Portfolio. Mary G. F. Bitterman, Lee T. Kranefuss, and Richard K. Lyons were elected as new Trustees for the Portfolio; their information is added to the Management section located on page 19 of the SAI as follows:


--------------------------------------------- -------------------- ---------------------------------------------------
                                                                                  PRINCIPAL OCCUPATION
           NAME, ADDRESS AND AGE                   POSITION                      DURING PAST FIVE YEARS
--------------------------------------------- -------------------- ---------------------------------------------------
MARY G. F. BITTERMAN, 57                            Trustee        President and Chief Executive Officer of KQED,
KQED, Inc.                                                         Inc.; Director of Pacific Century Financial
2601 Mariposa Street                                               Corporation/Bank of Hawaii.
San Francisco, CA  94110
--------------------------------------------- -------------------- ---------------------------------------------------
RICHARD K. LYONS, 40                                Trustee        Professor, University of California, Berkeley:
350 Barrows Hall                                                   Haas School of Business; Member, Council on
Haas School of Business                                            Foreign Relations; Director of Matthews
Berkeley, CA  94720                                                International Portfolios; Director of iShares
                                                                   Trust.
--------------------------------------------- -------------------- ---------------------------------------------------
LEE T. KRANEFUSS, 39                               Trustee*        Chief Executive Officer of the Individual
45 Fremont Street                                                  Investor Business of Barclays Global Investors,
San Francisco, CA  94105                                           N.A.; The Boston Consulting Group (until 1997).

--------------------------------------------- -------------------- ---------------------------------------------------


----------------------
* An "interested person" of the Company as defined in the 1940 Act.


AMENDMENT OF THE PORTFOLIOS' FUNDAMENTAL INVESTMENT POLICIES AND CONVERSION OF CERTAIN OTHERS TO NON-FUNDAMENTAL

Certain of Funds'/Portfolios' fundamental investment restrictions have been amended or converted to non-fundamental. The following investment policies for the Portfolios have been amended as follows:

INDUSTRY CONCENTRATION

Fundamental Investment Restriction No.8 on page 6 has been amended to state:

The Funds/Portfolios may not purchase the securities of issuers conducting their principal business activity in the same industry, if immediately after the purchase and as a result thereof, the value of a Fund/Portfolio's investments in that industry would equal or exceed 25% of the current value of the Fund/ Portfolio's total assets, provided that this restriction does not limit a Fund/Portfolio's: (i) investments in securities of other investment companies,
(ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities.

DIVERSIFICATION

Fundamental Investment Restriction Nos. 1 and 2 on page 6 have been amended to state:

The Funds/Portfolios may not purchase the securities of any single issuer if, as a result, with respect to 75% of a Fund/Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund/Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund/Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

Fundamental Investment Restrictions Nos. 5 and 9 on page 6 have been amended to state:

The Fund/Portfolio may not borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

LENDING

Fundamental Investment Restriction No. 6 on page 6 has been amended to state:

The Fund/Portfolio may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

UNDERWRITING

Fundamental Investment Restriction No. 7 on page 6 has been amended to state:

The Fund/Portfolio may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Portfolios of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Portfolios shall not constitute an underwriting for purposes of this paragraph.

INVESTMENTS IN REAL ESTATE

Fundamental Investment Restriction No. 4 on page 6 has been amended to state:

The Funds/Portfolios may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds/Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

INVESTMENTS IN COMMODITIES AND COMMODITY CONTRACTS

Fundamental Investment Restriction No. 3 on page 6 has been amended to state:

The Funds/Portfolios may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction,
(ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

MARGIN

Fundamental Investment Restriction No. 10 on page 6 which states that the Funds/Portfolios may not purchase securities on margin, but each Fund/Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes and options on futures contracts or indexes, has been changed from fundamental to non-fundamental.